JPMorgan Insurance Trust U.S. Equity Portfolio
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 1.9%
Howmet Aerospace, Inc.	5	207
Northrop Grumman Corp.	4	1,681
Raytheon Technologies Corp.	4	397
Textron, Inc.	2	138
		2,423
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	1	259
Automobile Components — 0.1%
Aptiv plc *	1	122
Automobiles — 1.3%
Tesla, Inc. *	8	1,612
Banks — 3.0%
Bank of America Corp.	5	131
Fifth Third Bancorp	7	194
Truist Financial Corp.	24	817
US Bancorp	15	544
Wells Fargo & Co.	56	2,111
		3,797
Beverages — 2.6%
Coca-Cola Co. (The)	45	2,808
Constellation Brands, Inc., Class A	1	228
Monster Beverage Corp. *	6	310
		3,346
Biotechnology — 7.0%
AbbVie, Inc.	23	3,675
Biogen, Inc. *	4	1,066
BioMarin Pharmaceutical, Inc. *	1	148
Neurocrine Biosciences, Inc. *	1	64
Regeneron Pharmaceuticals, Inc. *	3	2,335
Sarepta Therapeutics, Inc. *	1	178
Vertex Pharmaceuticals, Inc. *	5	1,494
		8,960
Broadline Retail — 3.7%
Amazon.com, Inc. *	45	4,649
Building Products — 1.2%
Trane Technologies plc	9	1,574
Capital Markets — 4.9%
Ameriprise Financial, Inc.	3	994
Charles Schwab Corp. (The)	3	157
CME Group, Inc.	2	408
Morgan Stanley	27	2,392

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Raymond James Financial, Inc.	2	156
S&P Global, Inc.	6	2,069
		6,176
Chemicals — 2.5%
DuPont de Nemours, Inc.	1	69
Eastman Chemical Co.	11	894
Linde plc	1	357
PPG Industries, Inc.	14	1,881
		3,201
Construction Materials — 0.7%
Vulcan Materials Co.	5	862
Consumer Finance — 0.8%
American Express Co.	6	975
Consumer Staples Distribution & Retail — 0.6%
Dollar General Corp.	4	751
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	21	821
Electric Utilities — 3.9%
NextEra Energy, Inc.	44	3,370
PG&E Corp. *	71	1,151
Xcel Energy, Inc.	7	469
		4,990
Electrical Equipment — 1.8%
Eaton Corp. plc	13	2,256
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	2	245
Energy Equipment & Services — 1.6%
Baker Hughes Co.	72	2,081
Entertainment — 0.5%
Endeavor Group Holdings, Inc., Class A *	10	238
Netflix, Inc. *	—	235
Take-Two Interactive Software, Inc. *	1	99
		572
Financial Services — 2.6%
FleetCor Technologies, Inc. *	1	206
Mastercard, Inc., Class A	8	3,087
		3,293
Ground Transportation — 2.1%
Norfolk Southern Corp.	7	1,516
Uber Technologies, Inc. *	31	969
Union Pacific Corp.	1	218
		2,703

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	3	121
Boston Scientific Corp. *	25	1,271
Intuitive Surgical, Inc. *	2	382
		1,774
Health Care Providers & Services — 3.3%
Centene Corp. *	5	284
UnitedHealth Group, Inc.	8	3,942
		4,226
Health Care REITs — 0.1%
Ventas, Inc.	2	106
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc. *	—	358
Chipotle Mexican Grill, Inc. *	—	429
Expedia Group, Inc. *	1	61
Hilton Worldwide Holdings, Inc.	1	195
McDonald's Corp.	8	2,088
Yum! Brands, Inc.	4	522
		3,653
Household Products — 0.4%
Colgate-Palmolive Co.	2	146
Procter & Gamble Co. (The)	2	297
		443
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	2	389
Industrial REITs — 2.1%
Prologis, Inc.	22	2,688
Insurance — 1.4%
Globe Life, Inc.	1	126
Progressive Corp. (The)	11	1,613
		1,739
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A *	35	3,671
Alphabet, Inc., Class C *	8	859
Meta Platforms, Inc., Class A *	8	1,600
		6,130
IT Services — 0.1%
Cognizant Technology Solutions Corp., Class A	3	169
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	1	686
Machinery — 2.2%
Deere & Co.	5	2,254

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Dover Corp.	2	258
Ingersoll Rand, Inc.	4	232
		2,744
Media — 0.4%
Charter Communications, Inc., Class A *	1	356
Comcast Corp., Class A	4	157
		513
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	4	126
Dominion Energy, Inc.	3	180
Public Service Enterprise Group, Inc.	3	186
		492
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	16	1,574
Diamondback Energy, Inc.	1	178
EOG Resources, Inc.	2	229
Exxon Mobil Corp.	6	719
Pioneer Natural Resources Co.	8	1,553
		4,253
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	37	2,595
Elanco Animal Health, Inc. *	6	54
Eli Lilly & Co.	1	286
Johnson & Johnson	2	242
Merck & Co., Inc.	1	132
		3,309
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	1	79
Leidos Holdings, Inc.	7	676
		755
Residential REITs — 0.2%
Sun Communities, Inc.	2	238
Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc. *	11	1,052
Analog Devices, Inc.	2	401
ASML Holding NV (Registered), NYRS (Netherlands)	1	319
Marvell Technology, Inc.	4	188
NVIDIA Corp.	11	3,044
NXP Semiconductors NV (China)	17	3,217
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3	313
Teradyne, Inc.	8	813
		9,347

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 11.3%
Adobe, Inc. *	1	368
DocuSign, Inc. *	2	84
Intuit, Inc.	3	1,471
Microsoft Corp.	37	10,656
Oracle Corp.	13	1,187
Roper Technologies, Inc.	—	155
Salesforce, Inc. *	1	286
Workday, Inc., Class A *	1	229
		14,436
Specialty Retail — 3.3%
Burlington Stores, Inc. *	2	497
Lowe's Cos., Inc.	13	2,587
O'Reilly Automotive, Inc. *	—	298
TJX Cos., Inc. (The)	11	826
		4,208
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	44	7,199
Seagate Technology Holdings plc	4	269
		7,468
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	9	1,114
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	1	149
Total Common Stocks (Cost $80,423)		126,697
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (a) (b) (Cost $821)	821	821
Total Investments — 100.2% (Cost $81,244)		127,518
Liabilities in Excess of Other Assets — (0.2)%		(302)
NET ASSETS — 100.0%		127,216

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	06/16/2023	USD	207	9

Abbreviations
USD	United States Dollar

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$127,518	$—	$—	$127,518
Appreciation in Other Financial Instruments
Futures Contracts (a)	$9	$—	$—	$9

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	$51	$78	$129	$—	$—	$—	—	$—(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (a) (b)	1,218	4,893	5,290	—	—	821	821	14	—
Total	$1,269	$4,971	$5,419	$—	$—	$821		$14	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.